WILLKIE FARR & GALLAGHER LLP                              1875 K Street, NW
                                                          Washington, DC 20006

                                                          Tel: 202 303 1000
                                                          Fax: 202 303 2000



VIA EDGAR



June 8, 2006

Securities and Exchange Commission
100 F St., N.E.
Washington, D.C. 20549


Re: Definitive Proxy Statement on Schedule 14A for Credit Suisse Funds listed on Schedule A


Ladies and Gentlemen:

     On behalf of the Credit Suisse Funds listed on Schedule A (the "Funds"), we hereby transmit for filing pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934 the following definitive proxy materials:

     1.   Notice of Special Meeting of Shareholders

     2.   Proxy Statement

     3.   Form of Proxy Card

     These definitive proxy materials (collectively, the "Definitive Proxy"), which are being mailed to the shareholders on or about June 15, 2006, relate to the special meeting of shareholders of the Funds to be held on August 11, 2006, to consider the matters specified in the Notice of Special Meeting of Shareholders. The Funds are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

     In response to your request that the Funds provide "Tandy" representations, we hereby acknowledge, on behalf of each Fund, that the disclosure in the Definitive Proxy is each Fund's responsibility. We hereby acknowledge, on behalf of the Funds, that the review by the Securities and Exchange Commission ("SEC") of the preliminary proxy statement filed on May 26, 2006 under the Securities Exchange Act of 1934 ("Initial Filing") does not foreclose the SEC from taking any action with respect to the filing of the Definitive Proxy and we hereby represent, on behalf of the Funds, that the Funds will not assert their response to the comments rendered by the staff of the SEC as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

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Securities and Exchange Commission
June 8, 2006
Page 2


     We further acknowledge, on behalf of the Funds, that the staff's review of the Initial Filing does not relieve the Funds from their full responsibility for the adequacy and accuracy of the disclosures in the Definitive Proxy.

     If you have any questions regarding the foregoing, please call me at (202) 303-1282 or Rose DiMartino of this office at (212) 728-8215.

Very truly yours,


/s/ Marc R. Ponchione
---------------------
Marc R. Ponchione



cc:  Christian T. Sandoe, Division of Investment Management, SEC
     Curtis A. Young, Division of Investment Management, SEC
     Brooke A. Brown, Credit Suisse Asset Management, LLC
     Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP



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Securities and Exchange Commission
June 8, 2006
Page 3


                                   Schedule A


         Credit Suisse Emerging Markets Fund, Inc.
              (Securities Act File No. 33-73498;
              Investment Company Act File No. 811-8252)

         Credit Suisse Trust-Emerging Markets Portfolio
              (Securities Act File No. 33-58125;
              Investment Company Act File No. 811-07261)